DoubleLine Opportunistic Credit Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.3%
1,730,285	Castlelake Aircraft Structured Trust, Series 2019-1A-C	6.90	% (a)(c)	04/15/2039	1,010,353
2,067,025	Horizon Aircraft Finance Ltd., Series 2018-1-C	6.66	% (a)(c)	12/15/2038	1,005,105
1,154,250	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (a)	07/30/2047	1,064,315
1,000,000	LendingPoint Asset Securitization Trust, Series 2022-B-B	5.99	% (a)	10/15/2029	950,749
20,000	SoFi Professional Loan Program LLC, Series 2018-A-R1	0.00	% (a)(c)(k)	02/25/2042	358,885
5,930	SoFi Professional Loan Program LLC, Series 2018-A-R2	0.00	% (a)(c)(k)	02/25/2042	106,409
1,000,000	Upstart Pass-Through Trust, Series 2021-ST5-CERT	0.00	% (a)(c)(k)	07/20/2027	312,210
800,973	Willis Engine Structured Trust, Series 2021-A-C	7.39	% (a)(c)	05/15/2046	659,965

Total Asset Backed Obligations (Cost $7,820,602)					5,467,991

Bank Loans - 9.4%
370,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	8.99%		04/20/2028	369,018
478,901	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%		02/16/2027	450,553
700,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	10.62%		06/16/2025	525,500
427,850	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 0.75% Floor)	10.61%		10/20/2028	393,622
1,230,000	Applied Systems, Inc.	11.08	% (b)	09/19/2027	1,225,388
500,000	Artera Services LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	11.98%		03/06/2026	311,607
230,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%, 0.50% Floor)	10.13%		12/10/2029	199,045
180,704	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	9.63%		10/25/2028	160,375
110,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	9.63%		01/31/2028	86,441
450,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	9.63%		01/19/2029	352,447
458,025	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.25%, 0.75% Floor)	8.68%		05/08/2028	324,339
825,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.50% Floor)	11.39%		12/10/2029	495,000
431,239	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%		10/02/2025	413,893
	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan
53,732	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	8.03%		01/09/2023	48,292
64,930	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	8.61%		01/23/2023	58,356
152,181	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	8.61%		01/23/2023	136,772
242,662	Brazos Delaware LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	8.35%		05/21/2025	241,905
602,375	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	7.81%		07/14/2026	543,174

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
230,932	CIRCOR International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.50%, 0.50% Floor)	9.88%		12/15/2028	224,148
223,875	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.18%, 0.50% Floor)	8.60%		04/13/2029	213,773
234,000	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	7.89%		12/11/2026	231,782
200,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	11.65%		12/01/2028	159,250
835,000	DexKo Global (3 Month Secured Overnight Financing Rate + 6.50%, 0.50% Floor)	0.11%		10/04/2028	780,725
280,000	DG Investment Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	11.07%		03/30/2029	248,732
166,470	DirectTV Financing LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	9.38%		08/02/2027	162,430
33,854	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.92%		04/06/2026	32,357
62,969	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	7.92%		04/06/2026	60,184
512,425	Eagle Parent Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.83%		04/02/2029	504,354
269,447	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	8.73%		02/06/2025	255,134
301,189	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	9.69%		07/28/2028	286,130
441,344	EnergySolutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	8.48%		05/09/2025	412,381
360,750	Flynn Canada Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.50% Floor)	8.63%		07/21/2028	315,656
88,582	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.50% Floor)	12.73	% (c)	06/30/2027	88,582
118,973	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	8.94%		02/19/2026	118,899
74,961	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	9.23%		09/29/2028	74,438
811,000	Grab Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	8.89%		01/29/2026	802,890
450,351	Granite US Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	8.75%		09/30/2026	450,633
325,371	Groupe Solmax, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	9.48%		05/30/2028	271,685
	Gulf Finance LLC, Senior Secured First Lien Term Loan
336,557	(1 Month LIBOR USD + 6.75%, 1.00% Floor)	10.97%		01/09/2023	318,606
191,224	(1 Month LIBOR USD + 6.75%, 1.00% Floor)	11.14%		01/31/2023	181,025
378,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	10.63%		07/07/2025	359,478
500,991	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	7.44%		02/01/2029	484,708
123,125	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	8.42%		03/31/2028	117,100

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
79,000	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	9.08%	07/07/2028	54,181
458,400	Keane Group Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	7.94%	05/26/2025	450,761
505,000	Kenan Advantage Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 0.75% Floor)	11.63%	09/01/2027	468,809
83,411	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	5.38%	06/30/2025	44,774
6,257	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.07%	06/30/2024	4,067
118,029	Lereta LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.75% Floor)	9.63%	07/27/2028	103,865
187,625	LSF9 Atlantis Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	11.83%	03/31/2029	182,794
235,000	MedAssets Software Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.50% Floor)	11.13%	12/17/2029	180,729
200,900	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.73%	10/01/2027	189,097
94,500	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	10.00%	06/21/2027	97,370
423,500	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%)	9.17%	03/27/2026	406,031
205,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.50%, 0.50% Floor)	11.23%	10/15/2029	171,303
155,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	12.50%	11/30/2026	32,689
110,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	11.38%	10/19/2026	82,362
70,977	New Constellis Borrower LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 11.00%, 1.00% Floor) (1 Month LIBOR USD + 11.00% + 1.00% PIK)	15.38%	03/27/2025	35,548
118,200	OYO Hospitality Netherlands B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.25%, 0.75% Floor)	12.98%	06/23/2026	103,573
720,000	PetVet Care Centers LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	10.63%	02/13/2026	665,100
184,538	PMHC, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.49%	04/23/2029	156,905
	Polar US Borrower LLC, Senior Secured First Lien Term Loan
31,232	(6 Month SOFR USD + 4.75%)	9.02%	10/15/2025	25,391
27,173	(3 Month LIBOR USD + 4.75%)	8.69%	04/13/2023	22,092
88,425	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.73%	12/14/2027	86,878
251,331	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	9.13%	03/11/2026	244,978
310,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.50% Floor)	11.48%	09/30/2029	193,364
500,000	Radiology Partners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	8.64%	07/09/2025	422,032
105,047	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.63%	05/30/2025	100,425
21,564	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 0.00%)	3.25%	04/25/2024	323

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
231,790	Riverbed Technology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor) (1 Month LIBOR USD + 6.00% + 2.00% PIK)	10.54%		12/07/2026	100,191
76,503	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	9.23%		11/01/2024	57,766
150,722	Skillsoft Finance, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	9.58%		07/14/2028	126,497
190,000	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	11.13%		06/26/2026	150,220
125,000	Southern Veterinary Partners LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.75%, 1.00% Floor)	12.13%		09/22/2028	115,000
535,000	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	11.13%		07/20/2026	483,744
183,150	Think & Learn Private Limited, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 0.75% Floor)	10.70%		11/24/2026	147,697
60,574	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	8.38%		01/25/2024	55,690
539,430	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	5.17%		02/28/2025	541,332
90,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.50% Floor)	9.00%		05/03/2027	83,047
43,142	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	7.69%		10/22/2025	43,096
500,000	Vantage Specialty Chemicals, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%, 1.00% Floor)	12.98%		10/27/2025	464,687
288,086	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	8.38%		08/27/2025	286,826
301,188	Viad Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.50% Floor)	9.38%		07/31/2028	285,658
160,000	VT Topco, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.75% Floor) (1 Month LIBOR USD + 6.75%, 0.75% Floor)	10.82%		07/31/2026	153,600
483,750	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	9.13%		06/22/2026	466,289
50,000	WWEX UNI TopCo Holdings LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.00%, 0.75% Floor)	11.73%		07/26/2029	41,906
155,232	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%		09/30/2026	153,826

Total Bank Loans (Cost $24,318,766)					21,773,320

Collateralized Loan Obligations - 36.5%
1,000,000	Allegany Park Ltd., Series 2019-1A-ER (Secured Overnight Financing Rate 3 Month + 6.40%, 6.40% Floor)	10.36	% (a)	01/20/2035	858,477
1,000,000	ARES Ltd., Series 2014-1A-SUB	0.00	% (a)(c)(d)	04/17/2026	3,170
1,700,000	Atlas Senior Loan Fund Ltd., Series 2019-14A-D (3 Month LIBOR USD + 3.90%, 3.90% Floor)	8.14	% (a)	07/20/2032	1,386,270
1,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%, 0.00% Floor)	8.34	% (a)	05/28/2030	905,601
500,000	Bain Capital Credit Ltd., Series 2019-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	7.38	% (a)	10/21/2034	462,087
4,000,000	Bain Capital Credit Ltd., Series 2022-5A-D (Secured Overnight Financing Rate 3 Month + 4.39%, 4.39% Floor)	8.43	% (a)	07/24/2034	3,708,923
1,000,000	Barings Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%, 0.00% Floor)	7.19	% (a)	10/20/2030	903,451

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,000,000	Barings Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%, 0.00% Floor)	7.79	% (a)	07/18/2029	951,602
500,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%, 0.00% Floor)	7.14	% (a)	07/20/2029	464,484
1,000,000	Barings Ltd., Series 2018-3A-E (3 Month LIBOR USD + 5.75%, 0.00% Floor)	9.99	% (a)	07/20/2029	855,908
2,500,000	Barings Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.65%, 3.65% Floor)	7.73	% (a)	04/15/2036	2,255,383
1,500,000	Barings Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 6.86%, 6.86% Floor)	10.94	% (a)	04/15/2036	1,363,298
1,000,000	Barings Ltd., Series 2019-2A-CR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	7.48	% (a)	04/15/2036	916,195
5,000,000	Beechwood Park Ltd., Series 2019-1A-DR (Secured Overnight Financing Rate 3 Month + 3.10%, 3.10% Floor)	6.96	% (a)	01/17/2035	4,530,206
1,000,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%, 0.00% Floor)	7.22	% (a)	10/22/2030	862,892
1,700,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	7.16	% (a)	01/30/2031	1,458,830
1,000,000	Canyon Capital Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	7.08	% (a)	07/15/2030	894,527
1,000,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%, 0.00% Floor)	10.33	% (a)	07/15/2030	835,671
1,500,000	Canyon Capital Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	9.83	% (a)	07/15/2031	1,172,157
1,550,000	Canyon Capital Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	7.18	% (a)	04/15/2032	1,403,100
1,000,000	Canyon Capital Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 7.15%, 7.15% Floor)	11.23	% (a)	04/15/2032	868,723
2,250,000	Canyon Capital Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.41%, 6.41% Floor)	10.49	% (a)	04/15/2034	1,922,144
2,000,000	Carlyle Global Market Strategies Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 3.35%, 0.00% Floor)	8.00	% (a)	08/14/2030	1,810,073
1,500,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-DR (3 Month LIBOR USD + 6.70%, 6.70% Floor)	10.94	% (a)	01/20/2032	1,173,208
1,000,000	Carlyle Global Market Strategies Ltd., Series 2021-1A-D (3 Month LIBOR USD + 6.00%, 6.00% Floor)	10.08	% (a)	04/15/2034	872,462
500,000	Dewolf Park Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	6.93	% (a)	10/15/2030	447,680
1,500,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	9.23	% (a)	01/15/2031	1,200,532
1,200,000	Dryden Senior Loan Fund, Series 2015-38A-ER (3 Month LIBOR USD + 5.60%, 5.60% Floor)	9.68	% (a)	07/15/2030	990,302
2,000,000	Dryden Senior Loan Fund, Series 2015-40A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	10.36	% (a)	08/15/2031	1,629,290
1,750,000	Dryden Senior Loan Fund, Series 2016-42A-ER (3 Month LIBOR USD + 5.55%, 0.00% Floor)	9.63	% (a)	07/15/2030	1,431,556
500,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	7.33	% (a)	07/15/2030	450,184
2,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%, 0.00% Floor)	10.48	% (a)	10/15/2030	1,681,916
500,000	Goldentree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%, 0.00% Floor)	7.09	% (a)	04/20/2030	468,428
1,000,000	Greenwood Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 4.95%, 0.00% Floor)	9.03	% (a)	04/15/2031	802,618

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
775,000	Grippen Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.30%, 0.00% Floor)	7.54	% (a)	01/20/2030	719,816
500,142	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%, 0.00% Floor)	7.97	% (a)	10/22/2025	482,432
1,000,000	Highbridge Loan Management Ltd., Series 11A-17-E (3 Month LIBOR USD + 6.10%, 0.00% Floor)	10.63	% (a)	05/06/2030	750,245
1,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%, 0.00% Floor)	7.14	% (a)	10/20/2029	900,711
2,500,000	LCM LP, Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	9.54	% (a)	01/20/2031	1,905,194
850,000	Madison Park Funding Ltd., Series 2014-14A-ER (3 Month LIBOR USD + 5.80%, 5.80% Floor)	10.12	% (a)	10/22/2030	737,495
1,500,000	Madison Park Funding Ltd., Series 2016-22A-ER (3 Month LIBOR USD + 6.70%, 6.70% Floor)	10.78	% (a)	01/15/2033	1,344,574
1,000,000	Madison Park Funding Ltd., Series 2019-34A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	11.01	% (a)	04/25/2032	924,199
1,500,000	Magnetite Ltd., Series 2019-24A-DR (Secured Overnight Financing Rate 3 Month + 3.05%, 3.05% Floor)	6.91	% (a)	04/15/2035	1,378,869
1,000,000	Magnetite Ltd., Series 2019-24A-ER (Secured Overnight Financing Rate 3 Month + 6.40%, 6.40% Floor)	10.26	% (a)	04/15/2035	888,748
500,000	Marble Point Ltd., Series 2021-3A-D1 (3 Month LIBOR USD + 3.50%, 3.50% Floor)	7.58	% (a)	10/17/2034	451,502
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	10.33	% (a)	04/15/2034	854,609
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	7.04	% (a)	10/18/2029	935,531
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-DR (3 Month LIBOR USD + 2.70%, 2.70% Floor)	6.93	% (a)	01/20/2032	1,857,509
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-CR3 (3 Month LIBOR USD + 2.75%, 2.75% Floor)	7.40	% (a)	02/14/2031	2,320,395
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 1.90%, 1.90% Floor)	6.22	% (a)	01/22/2030	943,111
4,000,000	Octagon Investment Partners Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 7.00%, 7.00% Floor)	11.65	% (a)	02/14/2031	3,555,588
1,000,000	Octagon Investment Partners Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	6.93	% (a)	07/15/2030	886,855
2,000,000	Octagon Investment Partners Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 7.25%, 0.00% Floor)	11.57	% (a)	01/24/2033	1,771,983
1,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	12.17	% (a)	07/15/2030	781,375
500,000	Octagon Investment Partners Ltd., Series 2017-1A-CR (3 Month LIBOR USD + 3.30%, 0.00% Floor)	7.54	% (a)	03/17/2030	442,494
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-SUB	0.00	% (a)(c)(d)(k)	03/17/2030	676,786
1,500,000	Octagon Investment Partners Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.20%, 5.20% Floor)	9.44	% (a)	01/20/2031	1,132,281
900,000	Octagon Investment Partners Ltd., Series 2018-3A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	9.99	% (a)	10/20/2030	765,166
1,000,000	Octagon Investment Partners Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.25%, 3.25% Floor)	7.33	% (a)	10/15/2034	910,079
500,000	Octagon Investment Partners Ltd., Series 2019-4A-E (3 Month LIBOR USD + 6.80%, 6.80% Floor)	11.45	% (a)	05/12/2031	429,055
500,000	OHA Credit Funding Ltd., Series 2021-9A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	7.18	% (a)	07/19/2035	468,884

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
500,000	RR Ltd., Series 2017-2A-DR (3 Month LIBOR USD + 5.80%, 5.80% Floor)	9.88	% (a)	04/15/2036	437,210
1,000,000	RR Ltd., Series 2018-4A-C (3 Month LIBOR USD + 2.95%, 0.00% Floor)	7.03	% (a)	04/15/2030	881,693
1,000,000	RR Ltd., Series 2019-6A-DR (3 Month LIBOR USD + 5.85%, 5.85% Floor)	9.93	% (a)	04/15/2036	845,178
2,500,000	Sound Point Ltd., Series 2019-2A-DR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	7.38	% (a)	07/15/2034	2,164,587
2,500,000	THL Credit Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	9.83	% (a)	01/15/2031	1,994,161
1,000,000	THL Credit Wind River Ltd., Series 2014-3A-DR2 (3 Month LIBOR USD + 3.40%, 3.40% Floor)	7.72	% (a)	10/22/2031	856,273
1,000,000	THL Credit Wind River Ltd., Series 2017-3A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	7.93	% (a)	04/15/2035	890,448
1,040,000	THL Credit Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%, 0.00% Floor)	7.33	% (a)	11/20/2030	947,938
1,000,000	THL Credit Wind River Ltd., Series 2021-3A-D (3 Month LIBOR USD + 3.35%, 3.35% Floor)	7.59	% (a)	07/20/2033	895,465
2,250,000	Trimaran CAVU LLC, Series 2019-1A-D (3 Month LIBOR USD + 4.15%, 4.15% Floor)	8.39	% (a)	07/20/2032	2,035,976
500,000	Trimaran CAVU LLC, Series 2019-2A-C (3 Month LIBOR USD + 4.72%, 4.72% Floor)	8.91	% (a)	11/26/2032	464,818
500,000	Venture Ltd., Series 2017-30A-C (3 Month LIBOR USD + 1.95%, 0.00% Floor)	6.03	% (a)	01/15/2031	448,927
1,000,000	Voya Ltd., Series 2020-1A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	7.18	% (a)	07/16/2034	913,361

Total Collateralized Loan Obligations (Cost $97,796,799)					84,932,869

Foreign Corporate Bonds - 3.6%
200,000	ABM Investama Tbk PT	9.50	% (a)	08/05/2026	178,584
250,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	190,520
200,000	Alibaba Group Holding Ltd.	3.25%		02/09/2061	120,473
200,000	Aris Mining Corporation	6.88%		08/09/2026	157,102
200,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (h)	04/22/2031	154,500
800,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50%		04/16/2031	582,012
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63	% (a)(h)	01/24/2032	165,964
250,000	Braskem Idesa SAPI	6.99	% (a)	02/20/2032	178,928
250,000	BRF S.A.	5.75%		09/21/2050	178,835
200,000	Coruripe Netherlands B.V.	10.00%		02/10/2027	160,500
250,000	Ecopetrol S.A.	5.88%		05/28/2045	174,608
250,000	Ecopetrol S.A.	5.88%		11/02/2051	168,498
450,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	350,447
184,790	FEL Energy SARL	5.75%		12/01/2040	158,403
800,000	Frigorifico Concepcion S.A.	7.70	% (a)	07/21/2028	647,036
524,400	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	499,919
400,000	Indonesia Asahan Aluminium Persero PT	5.80%		05/15/2050	336,013
140,000	Kawasan Industri Jababeka Tbk PT	7.00	% (a)	12/15/2027	86,100
341,280	LLPL Capital Pte Ltd.	6.88%		02/04/2039	301,405
200,000	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	165,312
450,000	Mexico City Airport Trust	5.50%		07/31/2047	347,555
400,000	Minejesa Capital B.V.	5.63%		08/10/2037	312,122

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
200,000	Movida Europe S.A.	5.25%		02/08/2031	150,219
200,000	Petrobras Global Finance B.V.	5.50%		06/10/2051	153,613
600,000	Petroleos del Peru S.A.	5.63%		06/19/2047	393,495
800,000	Petroleos Mexicanos	6.38%		01/23/2045	497,244
500,000	Prime Energia S.p.A.	5.38%		12/30/2030	350,729
400,000	SierraCol Energy Andina LLC	6.00	% (a)	06/15/2028	314,422
200,000	Simpar Europe S.A.	5.20%		01/26/2031	151,766
200,000	Tencent Holdings Ltd.	3.24%		06/03/2050	126,812
200,000	Thaioil Treasury Center Company Ltd.	3.75%		06/18/2050	124,502
200,000	Theta Capital Pte Ltd.	6.75%		10/31/2026	130,040
200,000	UPL Corporation Ltd. (5 Year CMT Rate + 3.87%)	5.25	% (h)	02/27/2025	140,000
200,000	Vedanta Resources Ltd.	6.13%		08/09/2024	126,506
200,000	YPF S.A.	8.50%		06/27/2029	150,641

Total Foreign Corporate Bonds (Cost $9,733,767)					8,424,825

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.8%
400,000	Brazilian Government International Bond	4.75%		01/14/2050	281,526
800,000	Colombia Government International Bond	5.00%		06/15/2045	547,245
250,000	Dominican Republic International Bond	5.30%		01/21/2041	193,843
150,000	Dominican Republic International Bond	5.88%		01/30/2060	110,576
500,000	Mexico Government International Bond	3.77%		05/24/2061	317,640
200,000	Panama Government International Bond	3.87%		07/23/2060	129,677
350,000	Republic of South Africa Government Bond	5.65%		09/27/2047	258,464
200,000	Ukraine Government International Bond	9.75	% (e)	11/01/2030	41,444
200,000	Ukraine Government International Bond	7.25	% (e)	03/15/2035	37,849

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $2,623,283)					1,918,264

Non-Agency Commercial Mortgage Backed Obligations - 25.0%
2,500,000	Alen Mortgage Trust, Series 2021-ACEN-F (1 Month LIBOR USD + 5.00%, 5.00% Floor)	9.32	% (a)	04/15/2034	1,668,688
2,000,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.65% Floor)	7.09	% (a)	09/14/2036	1,862,462
5,843,520	BANK, Series 2020-BN26-XF	1.50	% (a)(f)	03/15/2063	449,437
1,000,000	Beast Mortgage Trust, Series 2021-1818-G (1 Month LIBOR USD + 6.00%, 6.25% Floor)	10.32	% (a)	03/15/2036	748,983
13,595,688	Benchmark Mortgage Trust, Series 2018-B1-XA	0.53	% (d)(f)	01/15/2051	270,059
1,398,000	Benchmark Mortgage Trust, Series 2018-B4-D	2.80	% (a)(d)	07/15/2051	987,921
1,012,000	BF Mortgage Trust, Series 2019-NYT-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	7.32	% (a)	12/15/2035	827,529
660,850	BX Trust, Series 2017-APPL-F (1 Month LIBOR USD + 4.38%, 4.25% Floor)	8.69	% (a)	07/15/2034	649,705
2,125,000	BX Trust, Series 2017-SLCT-F (1 Month LIBOR USD + 4.38%, 4.25% Floor)	8.69	% (a)	07/15/2034	2,051,435
4,200,000	BX Trust, Series 2019-IMC-G (1 Month LIBOR USD + 3.60%, 3.60% Floor)	7.92	% (a)	04/15/2034	3,901,982
1,000,000	BX Trust, Series 2019-OC11-E	3.94	% (a)(d)	12/09/2041	778,401
516,671	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	7.17	% (a)	10/15/2035	488,856
15,800,188	CD Commercial Mortgage Trust, Series 2017-CD6-XA	0.88	% (d)(f)	11/13/2050	440,821

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
269,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42	% (a)(d)	02/10/2048	235,851
3,819,851	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.31	% (d)(f)	02/10/2048	78,146
182,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85	% (a)	02/10/2049	99,345
168,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.65% Floor)	8.09	% (a)	12/15/2036	157,338
26,400,000	Commercial Mortgage Pass-Through Trust, Series 2014-UBS3-XC	1.24	% (a)(d)(f)	06/10/2047	392,798
1,288,300	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-F	3.75	% (a)(c)	08/10/2047	220,261
2,210,087	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-G	3.75	% (a)(c)	08/10/2047	60,711
5,000	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-V	0.00	% (a)(c)(d)	08/10/2047	1
27,394,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR23-XD	1.07	% (a)(d)(f)	05/10/2048	626,172
5,297,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR26-XD	1.22	% (a)(d)(f)	10/10/2048	153,956
69,376,947	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-XA	0.65	% (d)(f)	07/10/2048	884,279
885,000	CSAIL Commercial Mortgage Trust, Series 2016-C5-C	4.64	% (d)	11/15/2048	799,000
4,265,568	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.86	% (d)(f)	01/15/2049	200,282
1,000,000	DOLP Trust, Series 2021-NYC-F	3.70	% (a)(d)	05/10/2041	619,379
1,000,000	DOLP Trust, Series 2021-NYC-G	3.70	% (a)(d)	05/10/2041	594,698
600,529	FREMF Mortgage Trust, Series 2015-KF07-B (1 Month LIBOR USD + 4.95%, 0.00% Floor)	9.09	% (a)	02/25/2025	599,804
543,955	FREMF Mortgage Trust, Series 2016-KF25-B (1 Month LIBOR USD + 5.00%, 5.00% Floor)	9.14	% (a)	10/25/2023	543,449
1,063,783	FREMF Mortgage Trust, Series 2018-KF56-C (1 Month LIBOR USD + 5.80%, 5.80% Floor)	9.94	% (a)	11/25/2028	976,303
1,219,816	FREMF Mortgage Trust, Series 2019-KF71-C (1 Month LIBOR USD + 6.00%, 6.00% Floor)	10.14	% (a)	10/25/2029	1,151,299
750,000	FS Rialto, Series 2022-FL5-D (Secured Overnight Financing Rate 1 Month + 4.82%, 4.82% Floor)	9.14	% (a)	06/19/2037	724,610
3,000,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	7.45	% (a)	12/15/2036	2,819,651
1,000,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (1 Month LIBOR USD + 5.00%, 5.00% Floor)	9.32	% (a)	11/15/2036	896,728
1,304,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.52	% (a)(d)	11/10/2047	881,940
1,744,000	GS Mortgage Securities Trust, Series 2015-GC28-D	4.31	% (a)(d)	02/10/2048	1,527,812
77,298,342	GS Mortgage Securities Trust, Series 2018-GS9-XA	0.42	% (d)(f)	03/10/2051	1,367,330
2,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3-D	5.53	% (a)(d)	02/15/2046	1,493,179
1,175,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON-F	4.61	% (a)(d)	07/05/2031	966,192
500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	7.32	% (a)	07/15/2036	457,200
1,153,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-G (1 Month LIBOR USD + 4.05%, 4.05% Floor)	8.37	% (a)	07/15/2036	1,048,146
1,153,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-XG	0.50	% (a)(d)(f)	07/15/2036	3,855
8,316,233	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	0.95	% (a)(d)(f)	08/15/2046	58,698

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,488,650	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00	% (a)(c)(d)	04/15/2047	2,857,994
1,938,200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75	% (a)(c)(d)	04/15/2047	1,299,399
5,158,805	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75	% (a)(c)(d)	04/15/2047	429,318
925,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.48	% (d)	09/15/2047	826,894
2,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	3.98	% (a)(d)	09/15/2047	1,706,628
3,437,841	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	0.93	% (d)(f)	01/15/2048	45,865
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.81	% (a)(d)	02/15/2048	407,513
180,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.18	% (d)	05/15/2048	159,381
20,920,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XE	0.28	% (a)(d)(f)	05/15/2048	156,867
675,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.65	% (d)	11/15/2048	490,547
16,358,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XD	0.50	% (a)(d)(f)	11/15/2048	181,503
3,040,341	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.70	% (a)(d)(f)	03/10/2049	64,596
1,000,000	LSTAR Commercial Mortgage Trust, Series 2017-5-C	4.67	% (a)(d)	03/10/2050	869,680
1,000,000	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	9.57	% (a)	11/15/2038	908,356
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	451,309
1,191,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 7.03%, 6.90% Floor)	11.34	% (a)	11/15/2034	1,056,184
2,893,771	SMR Mortgage Trust, Series 2022-IND-G (Secured Overnight Financing Rate 1 Month + 7.50%, 7.50% Floor)	11.84	% (a)	02/15/2039	2,631,385
305,000	STWD Ltd., Series 2019-FL1-C (Secured Overnight Financing Rate 1 Month + 2.06%, 1.95% Floor)	6.39	% (a)	07/15/2038	291,738
986,830	TTAN, Series 2021-MHC-G (1 Month LIBOR USD + 4.20%, 4.20% Floor)	8.52	% (a)	03/15/2038	923,780
1,000,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	4.94	% (d)	08/15/2051	842,769
1,420,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-C	4.07	% (a)(d)	03/10/2046	1,298,797
824,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-D	4.07	% (a)(d)	03/10/2046	552,857
23,293,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-XF	1.08	% (a)(d)(f)	05/15/2048	515,735
747,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.69	% (d)	12/15/2048	635,513
1,044,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.06	% (d)	06/15/2049	864,237
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-D	3.25	% (a)	01/15/2060	724,044
47,951,027	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.60	% (d)(f)	03/15/2051	1,154,459

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $74,918,096)					58,112,040

Non-Agency Residential Collateralized Mortgage Obligations - 14.5%
1,258,257	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.23	% (d)	03/25/2036	757,513
501,634	BCAP LLC Trust, Series 2010-RR6-6A2	9.30	% (a)(d)	07/26/2037	271,318
9,100,198	BCAPB LLC Trust, Series 2007-AB1-A5	4.61	% (l)	03/25/2037	3,966,743
1,280,203	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	527,578
1,402,095	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	732,438

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,305,110	CHL Mortgage Pass-Through Trust, Series 2007-4-1A35 (-1 x 1 Month LIBOR USD + 6.70%, 0.00% Floor, 6.70% Cap)	2.31	% (f)(g)	05/25/2037	205,267
278,519	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4 (-3 x 1 Month LIBOR USD + 19.66%, 0.00% Floor, 19.66% Cap)	7.59	% (a)(g)	10/25/2035	240,755
668,828	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5 (1 Month LIBOR USD + 1.10%, 1.10% Floor, 7.00% Cap)	5.49%		02/25/2036	548,621
141,246	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 0.00% Floor, 21.63% Cap)	5.54	% (g)	02/25/2036	114,256
1,805,351	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-7A1	6.00%		12/25/2035	1,021,238
3,141,538	CSMC Mortgage-Backed Trust, Series 2006-5-3A3	6.50%		06/25/2036	715,381
378,292	CSMC Mortgage-Backed Trust, Series 2006-9-2A1	5.50%		11/25/2036	328,092
162,541	CSMC Mortgage-Backed Trust, Series 2006-9-6A14	6.00%		11/25/2036	138,678
3,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-HQA2-B2 (1 Month LIBOR USD + 7.60%, 0.00% Floor)	11.99	% (a)	03/25/2050	2,861,376
2,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA2-B2 (Secured Overnight Financing Rate 30 Day Average + 5.45%, 0.00% Floor)	9.38	% (a)	12/25/2033	1,564,692
1,026,279	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23-6A1	3.20	% (d)	11/25/2035	883,313
63,609	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2023	46,495
1,100,886	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.00	% (a)(c)(d)	06/26/2037	886,849
221,015	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	209,060
1,213,815	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	602,901
5,800,000	PNMAC GMSR Issuer Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%, 0.00% Floor)	6.74	% (a)	04/25/2023	5,473,909
725,847	RBSGC Structured Trust, Series 2008-B-A1	6.00	% (a)	06/25/2037	621,188
592,035	Residential Accredit Loans, Inc., Series 2005-QS14-3A1	6.00%		09/25/2035	511,838
1,409,551	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	1,118,549
428,758	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	326,766
682,517	Residential Accredit Loans, Inc., Series 2007-QS6-A1 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	4.72%		04/25/2037	501,620
722,575	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	560,001
155,481	Residential Accredit Loans, Inc., Series 2007-QS6-A2 (-8 x 1 Month LIBOR USD + 55.58%, 0.00% Floor, 55.58% Cap)	19.01	% (g)	04/25/2037	163,313
1,646,804	Residential Asset Securitization Trust, Series 2006-A6-1A12 (-1 x 1 Month LIBOR USD + 7.10%, 0.00% Floor, 7.10% Cap)	2.71	% (f)(g)	07/25/2036	226,104
1,628,273	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	482,601
415,181	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	328,082
433,831	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	3.68	% (d)	02/25/2036	357,669
429,728	Velocity Commercial Capital Loan Trust, Series 2018-1-M4	5.01	% (a)	04/25/2048	353,180
315,553	Velocity Commercial Capital Loan Trust, Series 2018-1-M5	6.26	% (a)	04/25/2048	259,755
462,925	Velocity Commercial Capital Loan Trust, Series 2018-1-M6	7.26	% (a)	04/25/2048	345,205
5,000,000	VOLT LLC, Series 2021-NPL3-A2	4.95	% (a)(l)	02/27/2051	4,302,747
3,202,283	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A4	4.17%		10/25/2036	1,181,468

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $47,030,319)					33,736,559

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

US Government and Agency Mortgage Backed Obligations - 20.9%
326,313	Federal Home Loan Mortgage Corporation REMICS, Series 3211-SI (-4 x 1 Month LIBOR USD + 27.67%, 0.00% Floor, 27.67% Cap)	9.51	% (f)(g)	09/15/2036	110,909
768,105	Federal Home Loan Mortgage Corporation REMICS, Series 3236-ES (-1 x 1 Month LIBOR USD + 6.70%, 0.00% Floor, 6.70% Cap)	2.38	% (f)(g)	11/15/2036	69,015
486,713	Federal Home Loan Mortgage Corporation REMICS, Series 3256-S (-1 x 1 Month LIBOR USD + 6.69%, 0.00% Floor, 6.69% Cap)	2.37	% (f)(g)	12/15/2036	45,166
252,478	Federal Home Loan Mortgage Corporation REMICS, Series 3292-SD (-1 x 1 Month LIBOR USD + 6.10%, 0.00% Floor, 6.10% Cap)	1.78	% (f)(g)	03/15/2037	16,545
3,058,087	Federal Home Loan Mortgage Corporation REMICS, Series 3297-BI (-1 x 1 Month LIBOR USD + 6.76%, 0.00% Floor, 6.76% Cap)	2.44	% (f)(g)	04/15/2037	312,654
2,581,249	Federal Home Loan Mortgage Corporation REMICS, Series 3311-BI (-1 x 1 Month LIBOR USD + 6.76%, 0.00% Floor, 6.76% Cap)	2.44	% (f)(g)	05/15/2037	201,348
2,093,396	Federal Home Loan Mortgage Corporation REMICS, Series 3311-IA (-1 x 1 Month LIBOR USD + 6.41%, 0.00% Floor, 6.41% Cap)	2.09	% (f)(g)	05/15/2037	198,738
438,355	Federal Home Loan Mortgage Corporation REMICS, Series 3314-SH (-1 x 1 Month LIBOR USD + 6.40%, 0.00% Floor, 6.40% Cap)	2.08	% (f)(g)	11/15/2036	37,965
177,267	Federal Home Loan Mortgage Corporation REMICS, Series 3330-KS (-1 x 1 Month LIBOR USD + 6.55%, 0.00% Floor, 6.55% Cap)	2.23	% (f)(g)	06/15/2037	9,173
44,594	Federal Home Loan Mortgage Corporation REMICS, Series 3339-AI (-1 x 1 Month LIBOR USD + 6.55%, 0.00% Floor, 6.55% Cap)	2.23	% (f)(g)	07/15/2037	2,930
1,542,138	Federal Home Loan Mortgage Corporation REMICS, Series 3339-TI (-1 x 1 Month LIBOR USD + 6.14%, 0.00% Floor, 6.14% Cap)	1.82	% (f)(g)	07/15/2037	107,690
794,294	Federal Home Loan Mortgage Corporation REMICS, Series 3374-SD (-1 x 1 Month LIBOR USD + 6.45%, 0.00% Floor, 6.45% Cap)	2.13	% (f)(g)	10/15/2037	57,367
124,627	Federal Home Loan Mortgage Corporation REMICS, Series 3382-SU (-1 x 1 Month LIBOR USD + 6.30%, 0.00% Floor, 6.30% Cap)	1.98	% (f)(g)	11/15/2037	7,060
2,709,741	Federal Home Loan Mortgage Corporation REMICS, Series 3404-SA (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.68	% (f)(g)	01/15/2038	206,853
131,897	Federal Home Loan Mortgage Corporation REMICS, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 0.00% Floor, 5.65% Cap)	1.33	% (f)(g)	03/15/2038	6,877
1,860,774	Federal Home Loan Mortgage Corporation REMICS, Series 3435-S (-1 x 1 Month LIBOR USD + 5.98%, 0.00% Floor, 5.98% Cap)	1.66	% (f)(g)	04/15/2038	149,431
115,948	Federal Home Loan Mortgage Corporation REMICS, Series 3508-PS (-1 x 1 Month LIBOR USD + 6.65%, 0.00% Floor, 6.65% Cap)	2.33	% (f)(g)	02/15/2039	7,646
654,342	Federal Home Loan Mortgage Corporation REMICS, Series 3728-SV (-1 x 1 Month LIBOR USD + 4.45%, 0.00% Floor, 4.45% Cap)	0.13	% (f)(g)	09/15/2040	18,371
5,804,918	Federal Home Loan Mortgage Corporation REMICS, Series 3736-SN (-1 x 1 Month LIBOR USD + 6.05%, 0.00% Floor, 6.05% Cap)	1.73	% (f)(g)	10/15/2040	461,190

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,083,240	Federal Home Loan Mortgage Corporation REMICS, Series 3753-SB (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.68	% (f)(g)	11/15/2040	188,291
2,386,507	Federal Home Loan Mortgage Corporation REMICS, Series 3780-SM (-1 x 1 Month LIBOR USD + 6.50%, 0.00% Floor, 6.50% Cap)	2.18	% (f)(g)	12/15/2040	202,783
831,654	Federal Home Loan Mortgage Corporation REMICS, Series 3815-ST (-1 x 1 Month LIBOR USD + 5.85%, 0.00% Floor, 5.85% Cap)	1.53	% (f)(g)	02/15/2041	65,267
1,174,966	Federal Home Loan Mortgage Corporation REMICS, Series 3905-SC (-5 x 1 Month LIBOR USD + 22.75%, 0.00% Floor, 22.75% Cap)	2.15	% (g)	08/15/2041	1,093,838
849,691	Federal Home Loan Mortgage Corporation REMICS, Series 3924-SJ (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.68	% (f)(g)	09/15/2041	70,136
1,660,528	Federal Home Loan Mortgage Corporation REMICS, Series 3960-ES (-1 x 1 Month LIBOR USD + 5.95%, 0.00% Floor, 5.95% Cap)	1.63	% (f)(g)	11/15/2041	117,125
1,687,352	Federal Home Loan Mortgage Corporation REMICS, Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 0.00% Floor, 5.90% Cap)	1.58	% (f)(g)	01/15/2054	133,198
392,875	Federal Home Loan Mortgage Corporation REMICS, Series 4610-IB	3.00	% (f)	06/15/2041	6,777
12,947,099	Federal Home Loan Mortgage Corporation REMICS, Series 5100-DS (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	% (f)(g)	05/25/2051	107,392
11,052,331	Federal Home Loan Mortgage Corporation REMICS, Series 5112-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	% (f)(g)	06/25/2051	151,950
33,147,975	Federal Home Loan Mortgage Corporation, Series 2021-P009-X	1.45	% (d)(f)	01/25/2031	1,761,205
4,363,114	Federal National Mortgage Association Pass-Thru, Pool MA4625	3.50%		06/01/2052	3,969,250
51,507	Federal National Mortgage Association REMICS, Series 2005-72-WS (-1 x 1 Month LIBOR USD + 6.75%, 0.00% Floor, 6.75% Cap)	2.36	% (f)(g)	08/25/2035	2,549
412,744	Federal National Mortgage Association REMICS, Series 2005-90-SP (-1 x 1 Month LIBOR USD + 6.75%, 0.00% Floor, 6.75% Cap)	2.36	% (f)(g)	09/25/2035	6,832
262,640	Federal National Mortgage Association REMICS, Series 2006-117-SQ (-1 x 1 Month LIBOR USD + 6.55%, 0.00% Floor, 6.55% Cap)	2.16	% (f)(g)	12/25/2036	17,815
146,121	Federal National Mortgage Association REMICS, Series 2006-119-HS (-1 x 1 Month LIBOR USD + 6.65%, 0.00% Floor, 6.65% Cap)	2.26	% (f)(g)	12/25/2036	13,464
2,728,954	Federal National Mortgage Association REMICS, Series 2006-123-CI (-1 x 1 Month LIBOR USD + 6.74%, 0.00% Floor, 6.74% Cap)	2.35	% (f)(g)	01/25/2037	271,713
1,448,149	Federal National Mortgage Association REMICS, Series 2007-15-BI (-1 x 1 Month LIBOR USD + 6.70%, 0.00% Floor, 6.70% Cap)	2.31	% (f)(g)	03/25/2037	112,957
243,602	Federal National Mortgage Association REMICS, Series 2007-20-S (-1 x 1 Month LIBOR USD + 6.74%, 0.00% Floor, 6.74% Cap)	2.35	% (f)(g)	03/25/2037	14,515
149,598	Federal National Mortgage Association REMICS, Series 2007-21-SD (-1 x 1 Month LIBOR USD + 6.48%, 0.00% Floor, 6.48% Cap)	2.09	% (f)(g)	03/25/2037	9,319

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
707,216	Federal National Mortgage Association REMICS, Series 2007-30-IE (-1 x 1 Month LIBOR USD + 6.74%, 0.00% Floor, 6.74% Cap)	2.35	% (f)(g)	04/25/2037	74,233
1,584,096	Federal National Mortgage Association REMICS, Series 2007-32-SA (-1 x 1 Month LIBOR USD + 6.10%, 0.00% Floor, 6.10% Cap)	1.71	% (f)(g)	04/25/2037	123,147
590,778	Federal National Mortgage Association REMICS, Series 2007-40-SA (-1 x 1 Month LIBOR USD + 6.10%, 0.00% Floor, 6.10% Cap)	1.71	% (f)(g)	05/25/2037	36,813
106,715	Federal National Mortgage Association REMICS, Series 2007-48-SE (-1 x 1 Month LIBOR USD + 6.10%, 0.00% Floor, 6.10% Cap)	1.71	% (f)(g)	05/25/2037	5,776
163,474	Federal National Mortgage Association REMICS, Series 2007-64-LI (-1 x 1 Month LIBOR USD + 6.56%, 0.00% Floor, 6.56% Cap)	2.17	% (f)(g)	07/25/2037	13,311
78,111	Federal National Mortgage Association REMICS, Series 2007-68-SA (-1 x 1 Month LIBOR USD + 6.65%, 0.00% Floor, 6.65% Cap)	2.26	% (f)(g)	07/25/2037	5,672
3,539,978	Federal National Mortgage Association REMICS, Series 2007-75-PI (-1 x 1 Month LIBOR USD + 6.54%, 0.00% Floor, 6.54% Cap)	2.15	% (f)(g)	08/25/2037	297,763
1,889,654	Federal National Mortgage Association REMICS, Series 2008-33-SA (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.61	% (f)(g)	04/25/2038	135,241
1,567,776	Federal National Mortgage Association REMICS, Series 2008-42-SC (-1 x 1 Month LIBOR USD + 5.90%, 0.00% Floor, 5.90% Cap)	1.51	% (f)(g)	05/25/2038	92,656
382,083	Federal National Mortgage Association REMICS, Series 2008-5-GS (-1 x 1 Month LIBOR USD + 6.25%, 0.00% Floor, 6.25% Cap)	1.86	% (f)(g)	02/25/2038	22,363
904,779	Federal National Mortgage Association REMICS, Series 2008-62-SD (-1 x 1 Month LIBOR USD + 6.05%, 0.00% Floor, 6.05% Cap)	1.66	% (f)(g)	07/25/2038	53,701
681,831	Federal National Mortgage Association REMICS, Series 2008-68-SB (-1 x 1 Month LIBOR USD + 6.10%, 0.00% Floor, 6.10% Cap)	1.71	% (f)(g)	08/25/2038	45,870
96,124	Federal National Mortgage Association REMICS, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 0.00% Floor, 6.25% Cap)	1.86	% (f)(g)	01/25/2040	8,734
589,722	Federal National Mortgage Association REMICS, Series 2009-12-CI (-1 x 1 Month LIBOR USD + 6.60%, 0.00% Floor, 6.60% Cap)	2.21	% (f)(g)	03/25/2036	38,794
101,606	Federal National Mortgage Association REMICS, Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 0.00% Floor, 6.10% Cap)	1.71	% (f)(g)	07/25/2039	5,021
125,980	Federal National Mortgage Association REMICS, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 0.00% Floor, 5.95% Cap)	1.56	% (f)(g)	07/25/2039	8,988
71,220	Federal National Mortgage Association REMICS, Series 2009-67-SA (-1 x 1 Month LIBOR USD + 5.15%, 0.25% Floor, 5.15% Cap)	0.76	% (f)(g)	07/25/2037	2,496
289,995	Federal National Mortgage Association REMICS, Series 2009-87-SA (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.61	% (f)(g)	11/25/2049	29,828
4,610,560	Federal National Mortgage Association REMICS, Series 2009-90-QI (-1 x 1 Month LIBOR USD + 6.60%, 0.00% Floor, 6.60% Cap)	2.21	% (f)(g)	08/25/2036	357,033

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
534,049	Federal National Mortgage Association REMICS, Series 2009-91-SD (-1 x 1 Month LIBOR USD + 6.15%, 0.00% Floor, 6.15% Cap)	1.76	% (f)(g)	11/25/2039	41,470
100,938	Federal National Mortgage Association REMICS, Series 2010-115-SD (-1 x 1 Month LIBOR USD + 6.60%, 0.00% Floor, 6.60% Cap)	2.21	% (f)(g)	11/25/2039	8,731
123,467	Federal National Mortgage Association REMICS, Series 2010-11-SC (-1 x 1 Month LIBOR USD + 4.80%, 0.00% Floor, 4.80% Cap)	0.41	% (f)(g)	02/25/2040	4,737
270,395	Federal National Mortgage Association REMICS, Series 2010-134-SE (-1 x 1 Month LIBOR USD + 6.65%, 0.00% Floor, 6.65% Cap)	2.26	% (f)(g)	12/25/2025	3,326
3,705,565	Federal National Mortgage Association REMICS, Series 2010-142-SC (-1 x 1 Month LIBOR USD + 6.60%, 0.00% Floor, 6.60% Cap)	2.21	% (f)(g)	12/25/2040	431,326
602,438	Federal National Mortgage Association REMICS, Series 2010-15-SL (-1 x 1 Month LIBOR USD + 4.95%, 0.00% Floor, 4.95% Cap)	0.56	% (f)(g)	03/25/2040	28,116
162,320	Federal National Mortgage Association REMICS, Series 2010-19-SA (-1 x 1 Month LIBOR USD + 5.40%, 0.00% Floor, 5.40% Cap)	1.01	% (f)(g)	03/25/2050	11,432
440,225	Federal National Mortgage Association REMICS, Series 2010-31-SB (-1 x 1 Month LIBOR USD + 5.00%, 0.00% Floor, 5.00% Cap)	0.61	% (f)(g)	04/25/2040	22,362
813,198	Federal National Mortgage Association REMICS, Series 2010-39-SL (-1 x 1 Month LIBOR USD + 5.67%, 0.00% Floor, 5.67% Cap)	1.28	% (f)(g)	05/25/2040	46,528
105,852	Federal National Mortgage Association REMICS, Series 2010-8-US (-1 x 1 Month LIBOR USD + 4.80%, 0.00% Floor, 4.80% Cap)	0.41	% (f)(g)	02/25/2040	1,480
122,703	Federal National Mortgage Association REMICS, Series 2010-9-GS (-1 x 1 Month LIBOR USD + 4.75%, 0.00% Floor, 4.75% Cap)	0.36	% (f)(g)	02/25/2040	3,277
656,402	Federal National Mortgage Association REMICS, Series 2011-114-S (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.61	% (f)(g)	09/25/2039	55,999
803,216	Federal National Mortgage Association REMICS, Series 2011-146-US (-1 x 1 Month LIBOR USD + 7.00%, 0.00% Floor, 7.00% Cap)	0.86	% (g)	01/25/2042	568,437
45,110	Federal National Mortgage Association REMICS, Series 2011-5-PS (-1 x 1 Month LIBOR USD + 6.40%, 0.00% Floor, 6.40% Cap)	2.01	% (f)(g)	11/25/2040	197
162,445	Federal National Mortgage Association REMICS, Series 2012-29-SG (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.61	% (f)(g)	04/25/2042	12,859
1,457,039	Federal National Mortgage Association REMICS, Series 2012-56-SN (-1 x 1 Month LIBOR USD + 6.05%, 0.00% Floor, 6.05% Cap)	1.66	% (f)(g)	06/25/2042	104,458
1,559,553	Federal National Mortgage Association REMICS, Series 2012-76-SC (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.61	% (f)(g)	07/25/2042	141,378
1,386,415	Federal National Mortgage Association REMICS, Series 2013-83-US (-1 x 1 Month LIBOR USD + 5.00%, 0.00% Floor, 5.00% Cap)	0.61	% (g)	08/25/2043	907,501
4,406,340	Federal National Mortgage Association REMICS, Series 2016-64-SA (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.61	% (f)(g)	09/25/2046	468,480

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,782,075	Federal National Mortgage Association REMICS, Series 2020-61-DI	3.00	% (f)	09/25/2060	703,867
16,320,330	Federal National Mortgage Association REMICS, Series 2021-17-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.00%, 0.00% Floor, 2.00% Cap)	0.00	% (f)(g)	04/25/2051	121,826
5,386,424	Federal National Mortgage Association REMICS, Series 2021-3-KI	2.50	% (f)	02/25/2051	769,431
4,742,724	Federal National Mortgage Association REMICS, Series 2021-56-WI	2.50	% (f)	09/25/2051	609,116
15,427,708	Federal National Mortgage Association, Series 2019-M26-X1	0.62	% (d)(f)	03/25/2030	470,454
15,225,691	Federal National Mortgage Association, Series 2020-M27-X1	0.86	% (d)(f)	03/25/2031	661,826
166,080	Federal National Mortgage Association, Series 374-19	6.50	% (f)	09/25/2036	33,901
13,267,475	Government National Mortgage Association REMICS	0.00%		11/20/2051	1,753,776
415,472	Government National Mortgage Association, Series 2009-104-SD (-1 x 1 Month LIBOR USD + 6.35%, 0.00% Floor, 6.35% Cap)	2.02	% (f)(g)	11/16/2039	30,683
55,650	Government National Mortgage Association, Series 2010-98-IA	5.53	% (d)(f)	03/20/2039	3,600
422,195	Government National Mortgage Association, Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 0.00% Floor, 5.35% Cap)	1.00	% (f)(g)	05/20/2041	27,421
706,864	Government National Mortgage Association, Series 2011-71-SG (-1 x 1 Month LIBOR USD + 5.40%, 0.00% Floor, 5.40% Cap)	1.05	% (f)(g)	05/20/2041	48,353
768,880	Government National Mortgage Association, Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 0.00% Floor, 5.38% Cap)	1.03	% (f)(g)	05/20/2041	51,328
907,075	Government National Mortgage Association, Series 2011-89-SA (-1 x 1 Month LIBOR USD + 5.45%, 0.00% Floor, 5.45% Cap)	1.10	% (f)(g)	06/20/2041	62,043
6,363,605	Government National Mortgage Association, Series 2012-26-SP (-1 x 1 Month LIBOR USD + 6.65%, 0.00% Floor, 6.65% Cap)	2.30	% (f)(g)	02/20/2042	771,013
496,892	Government National Mortgage Association, Series 2012-34-LI (-20 x 1 Month LIBOR USD + 122.00%, 0.00% Floor, 6.00% Cap)	6.00	% (f)(g)	12/16/2039	97,091
4,662,803	Government National Mortgage Association, Series 2013-119-TZ	3.00%		08/20/2043	4,216,056
2,855,825	Government National Mortgage Association, Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 0.00% Floor, 6.20% Cap)	1.85	% (f)(g)	03/20/2044	267,664
4,854,995	Government National Mortgage Association, Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 0.00% Floor, 6.25% Cap)	1.92	% (f)(g)	04/16/2044	381,531
3,869,609	Government National Mortgage Association, Series 2014-63-SD (-1 x 1 Month LIBOR USD + 5.55%, 0.00% Floor, 5.55% Cap)	1.20	% (f)(g)	04/20/2044	383,176
1,945,339	Government National Mortgage Association, Series 2014-69-ST (-1 x 1 Month LIBOR USD + 6.10%, 0.00% Floor, 6.10% Cap)	1.77	% (f)(g)	12/16/2039	159,436
2,842,485	Government National Mortgage Association, Series 2015-148-BS (-1 x 1 Month LIBOR USD + 5.69%, 0.00% Floor, 5.69% Cap)	1.34	% (f)(g)	10/20/2045	214,684
7,756,386	Government National Mortgage Association, Series 2015-158-SK (-1 x 1 Month LIBOR USD + 6.20%, 0.00% Floor, 6.20% Cap)	1.85	% (f)(g)	11/20/2045	788,871
9,139,914	Government National Mortgage Association, Series 2018-111-SA (-1 x 1 Month LIBOR USD + 4.55%, 0.00% Floor, 4.55% Cap)	0.20	% (f)(g)	08/20/2048	206,997
25,483,885	Government National Mortgage Association, Series 2018-48-SD (-1 x 1 Month LIBOR USD + 3.90%, 0.00% Floor, 3.90% Cap)	0.00	% (f)(g)	04/20/2048	534,741
7,627,195	Government National Mortgage Association, Series 2020-115-SC (-1 x 1 Month LIBOR USD + 4.20%, 0.00% Floor, 4.20% Cap)	0.00	% (f)(g)	08/20/2050	293,015
6,375,873	Government National Mortgage Association, Series 2020-129-SE (-1 x 1 Month LIBOR USD + 3.75%, 0.00% Floor, 3.75% Cap)	0.00	% (f)(g)	09/20/2050	94,024
6,845,072	Government National Mortgage Association, Series 2020-138-IL	3.50	% (f)	09/20/2050	1,155,020
8,575,727	Government National Mortgage Association, Series 2020-175-KI	2.50	% (f)	11/20/2050	1,207,333

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,323,361	Government National Mortgage Association, Series 2020-187-SB (-1 x 1 Month LIBOR USD + 6.30%, 0.00% Floor, 6.30% Cap)	1.95	% (f)(g)	12/20/2050	350,339
5,435,999	Government National Mortgage Association, Series 2020-196-DI	2.50	% (f)	12/20/2050	682,360
7,395,497	Government National Mortgage Association, Series 2021-107-SA (-1 x 1 Month LIBOR USD + 3.75%, 0.00% Floor, 3.75% Cap)	0.00	% (f)(g)	06/20/2051	283,145
4,740,920	Government National Mortgage Association, Series 2021-116-XI	3.50	% (f)	03/20/2051	779,308
4,047,133	Government National Mortgage Association, Series 2021-125-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 0.00% Floor, 3.25% Cap)	0.00	% (f)(g)(g)	07/20/2051	44,240
7,575,850	Government National Mortgage Association, Series 2021-130-DI	3.00	% (f)	07/20/2051	1,182,636
7,536,427	Government National Mortgage Association, Series 2021-158-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 3.70%, 0.00% Floor, 3.70% Cap)	0.00	% (f)(g)	09/20/2051	210,598
16,204,702	Government National Mortgage Association, Series 2021-221-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 3.80%, 0.00% Floor, 3.80% Cap)	0.00	% (f)(g)	12/20/2051	263,247
12,183,569	Government National Mortgage Association, Series 2021-221-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 3.80%, 0.00% Floor, 3.80% Cap)	0.00	% (f)(g)	12/20/2051	225,241
12,255,724	Government National Mortgage Association, Series 2021-24-XI	2.00	% (f)	02/20/2051	1,320,318
9,147,807	Government National Mortgage Association, Series 2021-46-DS (-1 x 1 Month LIBOR USD + 2.80%, 0.00% Floor, 2.80% Cap)	0.00	% (f)(g)	03/20/2051	184,373
5,334,236	Government National Mortgage Association, Series 2021-58-SJ (-1 x 1 Month LIBOR USD + 6.30%, 0.00% Floor, 6.30% Cap)	1.95	% (f)(g)	04/20/2051	532,260
39,276,959	Government National Mortgage Association, Series 2021-59-S (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	% (f)(g)	04/20/2051	582,234
16,555,847	Government National Mortgage Association, Series 2021-73-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 0.50% Floor, 2.50% Cap)	0.50	% (f)(g)	04/20/2051	296,873
8,699,647	Government National Mortgage Association, Series 2021-77-IH	2.50	% (f)	05/20/2051	991,930
15,485,424	Government National Mortgage Association, Series 2021-78-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	% (f)(g)	05/20/2051	192,598
8,290,722	Government National Mortgage Association, Series 2021-7-IQ	2.50	% (f)	01/20/2051	1,090,780
16,518,130	Government National Mortgage Association, Series 2021-97-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	% (f)(g)	06/20/2051	153,181
29,706,578	Government National Mortgage Association, Series 2021-9-MI	2.50	% (f)	01/20/2051	3,890,439
9,644,353	Government National Mortgage Association, Series 2021-H04-BI	1.85	% (d)(f)	02/01/2071	426,753
11,311,091	Government National Mortgage Association, Series 2021-H07-AI	0.01	% (d)(f)	05/20/2071	435,583
17,449,177	Government National Mortgage Association, Series 2022-22-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 3.60%, 0.00% Floor, 3.60% Cap)	0.00	% (f)(g)	08/20/2050	342,006
6,866,263	Government National Mortgage Association, Series 2022-25-EI	3.00	% (f)	02/20/2052	1,010,588
18,626,106	Government National Mortgage Association, Series 2022-83-IO	2.50	% (f)	11/20/2051	2,503,745

Total US Government and Agency Mortgage Backed Obligations (Cost $74,711,111)					48,655,890

US Government and Agency Obligations - 6.3%
15,000,000	United States Treasury Notes	3.13%		08/15/2025	14,565,234

Total US Government and Agency Obligations (Cost $14,839,005)					14,565,234

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Common Stocks - 0.1%
13,001	Foresight Equity (c)(i)				155,492
4,104	Summit Midstream Partners LP (i)				68,455

Total Common Stocks (Cost $252,064)					223,947

Preferred Stocks - 0.0% (n)
2,010	Riverbed Technologies, Inc. (c)(i)				1,518

Total Preferred Stocks (Cost $42,848)					1,518

Short Term Investments - 2.2%
1,713,775	First American Government Obligations Fund - Class U	4.10	% (j)		1,713,775
1,713,775	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	4.11	% (j)		1,713,775
1,713,775	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	4.11	% (j)		1,713,775

Total Short Term Investments (Cost $5,141,325)					5,141,325

Total Investments - 121.6% (Cost $359,227,985) (m)					282,953,782
Liabilities in Excess of Other Assets - (21.6)%					(50,306,819)

NET ASSETS - 100.0%					$232,646,963

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(c)	Value determined using significant unobservable inputs.

(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(e)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(f)	Interest only security

(g)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(h)	Perpetual maturity. The date disclosed is the next call date of the security.

(i)	Non-income producing security

(j)	Seven-day yield as of period end

(k)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(l)	Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(m)

Under the Fund’s credit agreement, the lender, through its agent, has been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowing under the line of credit with the lender.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	36.5%
Non-Agency Commercial Mortgage Backed Obligations	25.0%
US Government and Agency Mortgage Backed Obligations	20.9%
Non-Agency Residential Collateralized Mortgage Obligations	14.5%
Bank Loans	9.4%
US Government and Agency Obligations	6.3%
Foreign Corporate Bonds	3.6%
Asset Backed Obligations	2.3%
Short Term Investments	2.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Common Stocks	0.1%
Preferred Stocks	0.0%	(n)
Other Assets and Liabilities	(21.6)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	36.5%
Non-Agency Commercial Mortgage Backed Obligations	25.0%
US Government and Agency Mortgage Backed Obligations	20.9%
Non-Agency Residential Collateralized Mortgage Obligations	14.5%
US Government and Agency Obligations	6.3%
Asset Backed Obligations	2.3%
Short Term Investments	2.2%
Energy	2.1%
Electronics/Electric	1.8%
Business Equipment and Services	1.1%
Healthcare	1.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Transportation	0.6%
Utilities	0.6%
Chemicals/Plastics	0.5%
Automotive	0.5%
Media	0.5%
Consumer Products	0.5%
Mining	0.4%
Banking	0.4%
Financial Intermediaries	0.4%
Insurance	0.4%
Telecommunications	0.3%
Building and Development (including Steel/Metals)	0.3%
Industrial Equipment	0.3%
Aerospace & Defense	0.2%
Retailers (other than Food/Drug)	0.2%
Food Service	0.2%
Environmental Control	0.2%
Leisure	0.1%
Technology	0.1%
Real Estate	0.1%
Containers and Glass Products	0.1%
Chemical Products	0.1%
Hotels/Motels/Inns and Casinos	0.0%	(n)
Food Products	0.0%	(n)
Other Assets and Liabilities	(21.6)%

	100.0%

(n)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

December 31, 2022 (Unaudited)

1.  Organization

DoubleLine Opportunistic Credit Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on July 22, 2011 and commenced operations on January 27, 2012. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DBL”. The Fund’s investment objective is to seek high total investment return by providing a high level of current income and the potential for capital appreciation.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2022:

Category
Investments in Securities
Level 1
Money Market Funds	$5,141,325
Common Stocks	68,455

Total Level 1	5,209,780
Level 2
Collateralized Loan Obligations	84,252,913
Non-Agency Commercial Mortgage Backed Obligations	53,244,356
US Government and Agency Mortgage Backed Obligations	48,655,890
Non-Agency Residential Collateralized Mortgage Obligations	32,849,710
Bank Loans	21,684,738
US Government and Agency Obligations	14,565,234
Foreign Corporate Bonds	8,424,825
Asset Backed Obligations	2,015,064
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1,918,264

Total Level 2	267,610,994
Level 3
Non-Agency Commercial Mortgage Backed Obligations	4,867,684
Asset Backed Obligations	3,452,927
Non-Agency Residential Collateralized Mortgage Obligations	886,849
Collateralized Loan Obligations	679,956
Common Stocks	155,492
Bank Loans	88,582
Preferred Stocks	1,518

Total Level 3	10,133,008

Total	$282,953,782

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$4,907,534	$—	$(62,550)	$22,700	$—	$—	$—	$—	$4,867,684	$(62,550)
Asset Backed Obligations	3,959,557	—	(538,362)	—	63,525	(31,793)	—	—	3,452,927	(519,920)
Non-Agency Residential Collateralized Mortgage Obligations	—	—	—	—	—	—	886,849	—	886,849	—
Collateralized Loan Obligations	1,648,940	—	(187,609)	—	—	—	—	(781,375)	679,956	(185,580)

	Fair Value as of 9/30/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Common Stocks	$242,328	$(48,721)	$(37,667)	$—	$—	$(448)	$—	$—	$155,492	$(85,158)
Bank Loans	88,856	89	(1,020)	931	—	(274)	—	—	88,582	(928)
Preferred Stocks	2,010	—	(492)	—	—	—	—	—	1,518	(492)

Total	$10,849,225	$(48,632)	$(827,700)	$23,631	$63,525	$(32,515)	$886,849	$(781,375)	$10,133,008	$(854,628)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$4,867,684	Market Comparables	Market Quotes	$0.01 - $81.92 ($67.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$3,452,927	Market Comparables	Market Quotes	$31.22 - $1,794.42 ($291.62)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$886,849	Market Comparables	Market Quotes	$80.56 ($80.56)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$679,956	Market Comparables	Market Quotes	$0.32 - $33.84 ($33.68)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$155,492	Market Comparables	Market Quotes	$11.96 ($11.96)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$88,582	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Preferred Stocks	$1,518	Market Comparables	Market Quotes	$0.76 ($0.76)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.